Stock-Based Compensation (Tables)	12 Months Ended
Oct. 25, 2015
Stock-Based Compensation
Schedule of reconciliation of the number of options outstanding and exercisable

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at October 26, 2014	17,402	$ 24.61
Granted	1,514	52.55
Exercised	1,716	18.61
Forfeited	1	18.71

Outstanding at October 25, 2015	17,199	$ 27.67	5.0 yrs	$ 699,294

Exercisable at October 25, 2015	12,899	$ 22.83	4.1 yrs	$ 586,844

Schedule of weighted-average grant date fair value of stock options granted, and the total intrinsic value of options exercised

The weighted-average grant date fair value of stock options granted and the total intrinsic value of options exercised (in thousands) during each of the past three fiscal years is as follows:

Fiscal Year Ended
	October 25,	October 26,	October 27,
	2015	2014	2013
Weighted-average grant date fair value	$ 9.84	$ 9.70	$ 5.50
Intrinsic value of exercised options	$ 67,516	$ 74,972	$ 77,610

Schedule of weighted-average assumptions used to calculate fair value of each option award

	Fiscal Year Ended
	October 25,	October 26,	October 27,
	2015	2014	2013
Risk-free interest rate	2.1%	2.5%	1.4%
Dividend yield	1.9%	1.8%	2.1%
Stock price volatility	19.0%	20.0%	20.0%
Expected option life	8 years	8 years	8 years

Schedule of reconciliation of the nonvested shares

A reconciliation of the nonvested shares (in thousands) as of October 25, 2015 and changes during the fiscal year then ended, is as follows:

		Weighted-
		Average
		Grant Date
	Shares	Fair Value
Nonvested at October 26, 2014	70	$ 33.58
Granted	37	51.74
Vested	70	33.58
Forfeited	–	–

Nonvested at October 25, 2015	37	$ 51.74

Schedule of weighted-average grant date fair value of nonvested shares granted, the total fair value of nonvested shares granted, and the fair value of nonvested shares vested

The weighted-average grant date fair value of nonvested shares granted, the total fair value (in thousands) of nonvested shares granted, and the fair value (in thousands) of shares that have vested during each of the past three fiscal years is as follows:

Fiscal Year Ended
	October 25,	October 26,	October 27,
	2015	2014	2013
Weighted-average grant date fair value	$ 51.74	$ 44.12	$ 35.42
Fair value of nonvested shares granted	$ 1,920	$ 1,760	$ 1,600
Fair value of shares vested	$ 2,347	$ 2,085	$ 1,824

Schedule of stock-based compensation expense, along with the related income tax benefit

	Fiscal Year Ended
	October 25,	October 26,	October 27,
(in thousands)	2015	2014	2013
Stock-based compensation expense recognized	$ 15,717	$ 14,393	$ 17,596

Income tax benefit recognized	(5,967)	(5,469)	(6,655)

After-tax stock-based compensation expense	$ 9,750	$ 8,924	$ 10,941